Supplemental financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other income (expense) net
Interest income	$ 8		$ 11		$ 13
Net gains on investments	18		6		11
Tax interest (expense)	32		1		(2)
Other	(11)	[1]	(13)	[1]	15	[1]
Total	47		5		37
Includes lease income primarily from the purchaser of a former business	15
Non-cancellable future lease payments from the purchaser of a former business	66
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	6,891		7,133
Authorizations for property, plant and equipment expenditures in future years	234
Accrued expenses and other liabilities
Customer incentive programs and allowances	213		190
Severance and related expenses	217		140
Property and other non-income taxes	127		98
Other	324		367
Total	881		795
Accumulated other comprehensive income (loss), net of taxes
Unrealized losses on available-for-sale investments	0		(3)
Postretirement benefit plans:
Net actuarial loss	(701)		(780)
Net prior service credit	7		9
Cash flow hedge derivative	(5)		(2)
Total	(699)		(776)
Land [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	189		188
Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	3,006		2,998
Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	$ 3,696		$ 3,947
Minimum [Member] | Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	5 years
Minimum [Member] | Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	3 years
Maximum [Member] | Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	40 years
Maximum [Member] | Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives	10 years

[1]	Includes lease income of approximately $15 million per year, primarily from the purchaser of a former business. As of December 31, 2012, the aggregate amount of non-cancellable future lease payments to be received from these leases is $66 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as realized gains and losses associated with former equity investments; gains and losses related to former businesses, including settlements in 2012 and 2011; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts.